Income Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax provision [Abstract]
Current tax
Deferred income tax (benefit)	(1,119,614)	(384,488)	(325,572)
Total	(1,119,614)	(384,488)	(325,572)
Change in valuation allowance	1,119,614	384,488	325,572
Total income tax expense